Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Summary of estimated useful lives of property, plant and equipment

Buildings	12-40 years
Plant and machinery	12-20 years
Vehicles and other equipment	4-20 years

Summary of estimated useful lives of lease prepayments and other non-current assets

Patents	10-28 years
Catalyst	2-5 years

Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Summary of estimated useful lives of lease prepayments and other non-current assets

Land use rights	30-50 years
Patents	10-28 years
Catalyst	2-5 years